EQUITY (Tables)	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
SCHEDULE OF NON - CONTROLLING INTERESTS

Non-controlling interests consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)	Huayou Huitong
Paid-in capital	$-	$53,405
Deficit	-	(11,473)
Accumulated other comprehensive loss	-	(17,167)
Total non-controlling interests	$-	$24,765